Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2012
Prepayments and Other Receivables [Abstract]
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Prepayments	627	100	842
Other receivables	25,547	4,101	30,330
	26,174	4,201	31,172